LONG-TERM INCENTIVE PLANS	12 Months Ended
Dec. 31, 2019
LONG-TERM INCENTIVE PLANS
LONG-TERM INCENTIVE PLANS

NOTE 27 — LONG-TERM INCENTIVE PLANS

a) Restricted Shares and Performance Shares Summary:

Balance on January 1, 2017	20,433,491
Granted	3,170,952
Cancelled	(1,901,782)
Exercised	(2,727,577)
Balance on December 31, 2017	18,975,084
Granted	2,411,345
Cancelled	(3,150,635)
Exercised	(3,974,293)
Balance on December 31, 2018	14,261,501
Granted	2,647,995
Cancelled	(2,104,754)
Exercised	(1,786,335)
Balance on December 31, 2019	13,018,407

The Company recognizes the cost of the long-term incentive plan through Restricted Shares and Performance Shares based on the fair value of the options granted on the grant date during the vesting period of each grant. The grace period for the year is 3 years for grants made as from 2017 and 5 years for grants made up to 2016. The costs with long-term incentive plans recognized in the income statement on December 31, 2019 were R$ 43,895 (R$ 41,186 on December 31, 2018).

As of December 31, 2019, the Company has a total of 19,020,418 preferred shares in treasury and, according to note 24, these shares may be used for serving this plan.

b) Stock Options Plan:

	2019		2018		2017
		Average exercise		Average exercise		Average exercise
	Number of shares	price in the year	Number of shares	price in the year	Number of shares	price in the year
		R$		R$		R$
Available at beginning of the year	15,480	16.72	292,391	17.91	569,115	16.64
Options Exercised	—	—	(33,499)	14.86	—	—
Options Forfeited	(15,480)	16.72	(243,412)	18.62	(276,724)	15.11
Available at the end of the year	—	16.72	15,480	16.72	292,391	17.91